Fair Value Measurements on a Recurring Basis (Tables)	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Measurement Inputs, Disclosure [Text Block]
The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	March 31, 2012
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,092,739	$(391,139)	$701,600

Liabilities:
Commodity derivatives	$412,344	$(391,139)	$21,205

(1)	Represents counterparty netting under agreements governing such derivatives.